Long-term debt (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-term debt
Long-term debt	€ 6,836,108	€ 7,447,562
Less current portion	(575,283)	(487,699)
Long-term debt, less current portion	6,260,825	6,959,863
Schuldschein loans
Long-term debt
Long-term debt	228,399	228,759
Bonds
Long-term debt
Long-term debt	6,492,120	6,676,465
Accounts Receivable Facility
Long-term debt
Long-term debt		22,857
Other
Long-term debt
Long-term debt	€ 115,589	€ 519,481